Annual Total Returns [BarChart] - First Trust Nasdaq Cybersecurity ETF - First Trust Nasdaq Cybersecurity ETF	Feb. 01, 2021
Bar Chart Table:
2016	10.87%
2017	18.33%
2018	1.92%
2019	28.20%
2020	50.46%